DEBT (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	March 31, 2025	December 31, 2024

Secured Term Loan	$306,375	$322,500
Secured Revolving Credit Facility	-	-
Borrowings from Long-Term 24 Month Working Capital Facilities	2,823	4,235
Less: unamortized debt issuance costs	(3,224)	(3,613)
Total loans and borrowings	305,974	323,122
Less: current installments	(67,323)	(68,735)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$238,651	$254,387

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	March 31, 2025	December 31, 2024

Other short-term borrowings from working capital facilities	$60,428	$59,832
Less: unamortized debt issuance costs	(78)	(112)
Short-term debt, excluding current installments of long-term debt	$60,350	$59,720

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to March 31, 2025, are as follows (in US$ thousands):

2025	$51,198
2026	64,500
2027	193,500
2028	-
2029	-
Total long-term debt	$309,198